UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06506

Western Asset Intermediate Muni Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

FORM N-Q

FEBRUARY 28, 2014

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited)	February 28, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 133.3%
Alabama - 1.1%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	5.000%	10/1/21	$1,500,000	$1,617,435

Alaska - 0.4%
Anchorage, AK, GO, Refunding, FGIC	6.000%	10/1/14	500,000	516,545

Arizona - 3.2%
Pinal County, AZ, Electric District No. 3	4.000%	7/1/23	1,000,000	1,065,270
Pinal County, AZ, Electric District No. 3	5.000%	7/1/24	1,760,000	1,997,213
Pinal County, AZ, Electric District No. 3	5.000%	7/1/25	1,280,000	1,439,949

Total Arizona				4,502,432

California - 16.6%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	1.130%	4/1/24	2,000,000	1,999,820	(a)(b)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	2,000,000	2,089,840	(c)(d)
California State, GO	0.810%	12/1/17	1,500,000	1,513,275	(a)(b)
California Statewide CDA Revenue, Lodi Memorial Hospital, CMI	5.000%	12/1/22	2,000,000	2,133,820
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	565,000	499,449
Long Beach, CA, Bond Finance Authority Lease Revenue	5.000%	8/1/31	1,855,000	1,955,077
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Project II	5.000%	8/1/21	1,000,000	1,188,860
Multiple Capital Project II	5.000%	8/1/22	1,000,000	1,182,630
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	3,000,000	3,603,660
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/24	4,130,000	4,640,344
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/25	2,000,000	2,230,480
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	300,000	359,457

Total California				23,396,712

Colorado - 7.2%
Colorado Educational & Cultural Facilities Authority Revenue Charter School:
Bromley School Project, SCA	5.125%	9/15/20	1,155,000	1,183,020
Refunding & Improvement, University Lab School, SCA	5.250%	6/1/24	1,350,000	1,356,710
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	2,000,000	2,145,180
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	3,940,000	4,676,819
SBC Metropolitan District, CO, GO, ACA	5.000%	12/1/25	750,000	757,275

Total Colorado				10,119,004

Connecticut - 1.2%
Connecticut State HEFA Revenue, Bristol Hospital	5.500%	7/1/21	1,680,000	1,684,082

Florida - 10.7%
Citizens Property Insurance Corp., FL	5.000%	6/1/16	5,000,000	5,484,950
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/30	1,500,000	1,610,160
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/31	4,000,000	4,152,360	(c)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/32	1,000,000	1,032,330	(c)
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	2,000,000	2,199,360
Old Palm Community Development District, FL, Palm Beach Gardens	5.375%	5/1/14	635,000	634,289

Total Florida				15,113,449

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 4.7%
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	$2,000,000	$2,423,340
Burke County, GA, Development Authority Revenue, Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	1,000,000	993,360	(a)(b)
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	2,000,000	2,132,300
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	1,000,000	1,094,960

Total Georgia				6,643,960

Illinois - 1.5%
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	310,000	325,624	(e)
Illinois Finance Authority Revenue, Memorial Health System	5.250%	4/1/29	1,670,000	1,770,434

Total Illinois				2,096,058

Indiana - 7.4%
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	1,000,000	1,038,660
Indianapolis, IN, Gas Utility Revenue, Second Lien	5.250%	8/15/29	4,000,000	4,439,800
Indianapolis, IN, Thermal Energy System, Multi-Mode	5.000%	10/1/23	4,000,000	4,420,360
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	500,000	530,400	(c)

Total Indiana				10,429,220

Iowa - 1.4%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	1,020,000	1,020,428
Iowa Fertilizer Co. Project	5.250%	12/1/25	1,010,000	978,953

Total Iowa				1,999,381

Michigan - 11.1%
Detroit, MI, Water Supply System Revenue, Senior Lien	5.250%	7/1/26	5,000,000	5,060,200
Michigan State Housing Development Authority Rental Housing Revenue	5.250%	10/1/24	2,640,000	2,743,119
Michigan State, Hospital Finance Authority Revenue, Refunding, Hospital Sparrow Obligated	5.000%	11/15/14	1,190,000	1,227,580
Walled Lake, MI, Consolidated School District, NATL	5.000%	5/1/22	1,000,000	1,045,710
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/16	5,000,000	5,538,950	(c)

Total Michigan				15,615,559

Nevada - 3.1%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	4,000,000	4,391,960

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Hampshire - 4.7%
New Hampshire HEFA Revenue, Healthcare Systems Covenant Health	5.000%	7/1/28	$6,400,000	$6,633,344

New Jersey - 14.7%
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	1,765,000	1,758,646	(c)
School Facilities Construction	5.000%	3/1/29	5,000,000	5,469,200
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	2,000,000	2,605,820	(f)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	4,000,000	4,294,520
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	5.875%	6/1/21	30,000	30,566	(c)
New Jersey State Transportation Trust Fund Authority Revenue	5.250%	6/15/23	4,000,000	4,626,760
New Jersey State Turnpike Authority Revenue	0.580%	1/1/16	2,000,000	1,998,920	(a)(b)

Total New Jersey				20,784,432

New Mexico - 2.0%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/18	1,100,000	1,301,927
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/19	1,415,000	1,534,100

Total New Mexico				2,836,027

New York - 10.5%
New York State Dormitory Authority, New York & Presbyterian Hospital, AGM	5.250%	2/15/24	2,975,000	3,042,384	(f)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	2,000,000	2,342,740
New York State Thruway Authority Highway & Bridge Trust Fund Revenue, AMBAC	5.000%	4/1/21	2,000,000	2,142,400	(f)
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	200,000	231,086
New York, NY, GO	5.000%	8/1/21	5,000,000	5,925,550	(g)
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	1,000,000	1,172,980

Total New York				14,857,140

North Carolina - 1.3%
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	1,750,000	1,904,332

Ohio - 4.4%
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	5.625%	6/1/18	1,000,000	1,089,560
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	5,000,000	5,092,450	(a)(b)

Total Ohio				6,182,010

Oklahoma - 1.9%
Grand River Dam Authority, OK, Revenue	5.000%	6/1/30	2,500,000	2,751,075

Oregon - 0.4%
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/28	570,000	621,967

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 5.0%
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	$2,000,000	$2,216,720
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/27	2,000,000	2,156,860
Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	1,000,000	1,115,740
Pittsburgh, PA, School District GO, AGM	5.375%	9/1/16	1,350,000	1,504,386

Total Pennsylvania				6,993,706

Tennessee - 5.5%
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	2,030,000	2,275,894
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	4,940,000	5,552,214

Total Tennessee				7,828,108

Texas - 6.2%
Dallas-Fort Worth, TX, International Airport Revenue, Refunding, AGM	5.500%	11/1/20	1,000,000	1,031,200	(c)
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	2,000,000	2,165,100
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	3,000,000	3,232,410
Texas State Department Housing Community Affairs Home Mortgage Revenue, RIBS, GNMA/FNMA/FHLMC-Collateralized	13.447%	7/2/24	125,000	130,250	(a)(c)
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/22	2,000,000	2,197,960

Total Texas				8,756,920

Virginia - 4.7%
Pittsylvania County, VA, GO	5.500%	2/1/22	540,000	610,346
Pittsylvania County, VA, GO	5.500%	2/1/23	1,030,000	1,157,617
Pittsylvania County, VA, GO	5.600%	2/1/24	2,490,000	2,804,985
Virginia State Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/27	2,000,000	2,064,440	(c)

Total Virginia				6,637,388

Washington - 0.8%
Washington State Health Care Facilities Authority Revenue, Multicare Health System	5.750%	8/15/29	1,000,000	1,096,610

Wisconsin - 1.6%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	2,000,000	2,291,220	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $179,066,115)				188,300,076

SHORT-TERM INVESTMENTS - 0.5%
Nevada - 0.1%
Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia Credit Local	0.100%	6/1/36	200,000	200,000	(h)(i)

New York - 0.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.300%	6/15/32	500,000	500,000	(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $700,000)				700,000

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	VALUE
TOTAL INVESTMENTS - 133.8% (Cost - $179,766,115#)	$189,000,076
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (35.4)%	(50,000,000)
Other Assets in Excess of Liabilities - 1.6%	2,304,801

TOTAL NET ASSETS - 100.0%	$141,304,877

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Maturity date shown represents the mandatory tender date.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
RIBS	— Residual Interest Bonds
SCA	— Syncora Capital Assurance Inc. - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds

Summary of Investments by Industry †

Power	19.7%
Industrial Revenue	17.3
Transportation	13.0
Health Care	10.0
Leasing	8.4
Local General Obligation	7.6
Water & Sewer	5.9
Education	5.8
Special Tax Obligation	5.1
Pre-Refunded/Escrowed to Maturity	3.1
Housing	1.8
Other	1.1
State General Obligation	0.8
Short-Term Investments	0.4

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of February 28, 2014 and are subject to change.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2014

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	1.9%
AA/Aa	29.5
A	51.4
BBB/Baa	8.5
BB/Ba	4.3
B/B	0.9
A-2/VMIG 2	0.4
NR	3.1

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$188,300,076	—	$188,300,076
Short-term investments†	—	700,000	—	700,000

Total investments	—	$189,000,076	—	$189,000,076

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$95,140	—	—	$95,140

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,557,605
Gross unrealized depreciation	(1,323,644)

Net unrealized appreciation	$9,233,961

Notes to Schedule of Investments (unaudited) (continued)

At February 28, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	55	6/14	$7,223,298	$7,318,438	$(95,140)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at February 28, 2014.

Futures Contracts
Primary Underlying Risk	Unrealized Depreciation
Interest Rate Risk	$(95,140)

During the period ended February 28, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$6,836,383

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Intermediate Muni Fund Inc.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 24, 2014

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 24, 2014